             FIXED INCOME SHARES: FISH: SERIES C AND FISH: SERIES M
                        Supplement Dated October 11, 2004
                                to the Prospectus
                               Dated March 1, 2004

This Supplement supercedes and replaces in its entirety the Supplement dated May
19, 2004.

NAME CHANGES

         Effective May 3, 2004, PIMCO Advisors Distributors LLC changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC changed its name to PA Fund Management LLC. Accordingly, all references to "PIMCO Advisors
Distributors LLC" and "PIMCO Advisors Fund Management LLC" should be replaced with references to "PA Distributors LLC" and "PA Fund Management LLC,"
respectively.

REGULATORY AND LITIGATION MATTERS

The subsection of "Management of the Portfolios" titled "Regulatory Matters and
Litigation" is replaced in its entirety with the following language:

         On September 13, 2004, the SEC announced that the Portfolios'
investment adviser, PA Fund Management LLC ("PAFM") and certain of its affiliates had agreed to a settlement of charges arising out of the same matters that were the subject of the New Jersey settlement (as more fully described below). In the SEC settlement, PAFM and its affiliates consented to the entry of an order by the SEC and, without admitting or denying the findings contained in the order, agreed to implement certain compliance and governance changes and consented to cease-and-desist orders and censures. In addition, PAFM and its affiliates agreed to pay civil money penalties in the aggregate amount $40 million and to pay disgorgement in the amount of $10 million, for an aggregate payment of $50 million. In connection with the settlement, the SEC agreed to seek to dismiss PAFM and its affiliates from the related complaint it filed on
May 6, 2004 in the U.S. District Court in the Southern District of New York.
Neither the complaint nor the order alleges any inappropriate activity took place with respect to the Portfolios.

            In a related action on June 1, 2004, the Attorney General of the
State of New Jersey announced that it had entered into a settlement agreement with Allianz Dresdner Asset Management of America L.P. ("ADAM"), an indirect parent of PAFM, and certain other affiliates of PAFM, in connection with a complaint filed by the New Jersey Attorney General ("NJAG"). The NJAG dismissed claims against PIMCO, which had been filed as part of the same complaint. In the settlement, ADAM and other named affiliates neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes. The complaint relating to the settlement contained allegations arising out of the same matters that were the subject of the SEC order regarding market-timing described above.

         On September 15, 2004, the SEC announced that PAFM and certain of its affiliates had agreed to settle an enforcement action in connection with charges that they violated various antifraud and other provisions of federal securities laws as a result of, among other things, their failure to disclose to the board of trustees and shareholders of various open-end funds advised or distributed by
PAFM and its affiliates material facts and conflicts of interest that arose from their use of brokerage commissions on portfolio transactions to pay for so-called "shelf space" arrangements with certain broker-dealers. In their settlement with the SEC, PAFM and its affiliates consented to the entry of an order by the SEC without admitting or denying the findings contained in the order. In connection with the settlement, PAFM and its affiliates agreed to undertake certain compliance and disclosure reforms and consented to cease-and-desist orders and censures. In addition, PAFM and these affiliates agreed to pay a civil money penalty of $5 million and to pay disgorgement of approximately $6.6 million based upon the aggregate amount of brokerage commissions alleged to have been paid by such open-end funds in connection with these shelf-space arrangements (and related interest). In a related action, the
California Attorney General announced on September 15, 2004 that it had entered into an agreement with an affiliate of PAFM in resolution of an investigation into matters that are similar to those discussed in the SEC order. The settlement agreement resolves matters described in a complaint filed contemporaneously by the California Attorney General in the Superior Court of
the State of California alleging, among other things, that this affiliate violated certain antifraud provisions of California law by failing to disclose matters related to the shelf-space arrangements described above. In the settlement agreement, the affiliate did not admit to any liability but agreed to pay $5 million in civil penalties and $4 million in recognition of the
California Attorney General's fees and costs associated with the investigation and related matters. Neither the SEC order nor the California Attorney General's complaint alleges any inappropriate activity took place with respect to the
Portfolios.

         Since February 2004, PAFM, PIMCO and certain of their affiliates and employees have been named as defendants in a total of 14 lawsuits filed in one of the following: U.S. District Court in the Southern District of New York, the
Central District of California and the Districts of New Jersey and Connecticut.
Ten of those lawsuits concern "market timing," and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the
District of Maryland; the remaining four of those lawsuits concern "revenue sharing" with brokers offering "shelf space" and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The
lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of affiliated funds during specified periods or as derivative actions on behalf of the funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. Fixed Income SHares (the "Trust") has been named in several of the lawsuits concerning market timing. PAFM and PIMCO believe that other similar lawsuits may be filed in federal or state courts naming as defendants PAFM,
PIMCO, the Trust, other open- and closed-end funds advised or distributed by
PAFM, PIMCO and/or their affiliates, the boards of trustees of those funds, and/or other affiliates and their employees.

         Under Section 9(a) of the 1940 Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against PAFM,
PIMCO, ADAM and/or their affiliates, they and their affiliates would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Trust. In connection with an inquiry from the
SEC concerning the status of the New Jersey settlement described above under
Section 9(a), PAFM, PIMCO, and certain of their affiliates (together, the
"Applicants") have sought exemptive relief from the SEC under Section 9(c) of the 1940 Act. The SEC has granted the Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

            In addition, it is possible that these matters and/or other developments resulting from these matters could lead to increased Portfolio redemptions or other adverse consequences to the Portfolios and their shareholders. However, PAFM and PIMCO believe that these matters are not likely to have a material adverse effect on the Portfolios or on PAFM's or PIMCO's ability to perform its respective investment advisory services relating to the
Portfolios.

     The foregoing speaks only as of the date of this Supplement. While there may be additional litigation on regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated if those developments are likely to have a material adverse effect of the Portfolios or the ability of PAFM or PIMCO to perform their respective contracts with respect to the Portfolios.

             FIXED INCOME SHARES: ALLIANZ DRESDNER DAILY ASSET FUND
                        Supplement Dated October 11, 2004
                                to the Prospectus
                              Dated March 24, 2004

This Supplement supercedes and replaces in its entirety the Supplement dated May
17, 2004.

NAME CHANGES

         Effective May 3, 2004, PIMCO Advisors Distributors LLC changed its name to PA Distributors LLC and PIMCO Advisors Fund Management LLC changed its name to PA Fund Management LLC. Accordingly, all references to "PIMCO Advisors
Distributors LLC" and "PIMCO Advisors Fund Management LLC" should be replaced with references to "PA Distributors LLC" and "PA Fund Management LLC,"
respectively.

REGULATORY AND LITIGATION MATTERS

The subsection of "Management of the Fund" titled "Regulatory Matters and
Litigation" is replaced in its entirety with the following language:

         On September 13, 2004, the SEC announced that the Portfolio's administrator, PA Fund Management LLC ("PAFM") and certain of its affiliates had agreed to a settlement of charges arising out of the same matters that were the subject of the New Jersey settlement (as more fully described below). In the SEC settlement, PAFM and its affiliates consented to the entry of an order by the
SEC and, without admitting or denying the findings contained in the order, agreed to implement certain compliance and governance changes and consented to cease-and-desist orders and censures. In addition, PAFM and its affiliates agreed to pay civil money penalties in the aggregate amount $40 million and to pay disgorgement in the amount of $10 million, for an aggregate payment of $50 million. In connection with the settlement, the SEC agreed to seek to dismiss
PAFM and its affiliates from the related complaint it filed on May 6, 2004 in the U.S. District Court in the Southern District of New York. Neither the
complaint nor the order alleges any inappropriate activity took place with respect to the Fund.

            In a related action on June 1, 2004, the Attorney General of the
State of New Jersey announced that it had entered into a settlement agreement with Allianz Dresdner Asset Management of America L.P. ("ADAM"), an indirect parent of PAFM, and certain other affiliates of PAFM, in connection with a complaint filed by the New Jersey Attorney General ("NJAG"). The NJAG dismissed claims against Pacific Investment Management Company LLC, which had been filed as part of the same complaint. In the settlement, ADAM and other named affiliates neither admitted nor denied the allegations or conclusions of law, but did agree to pay New Jersey a civil fine of $15 million and $3 million for investigative costs and further potential enforcement initiatives against unrelated parties. They also undertook to implement certain governance changes.
The complaint relating to the settlement contained allegations arising out of the same matters that were the subject of the SEC order regarding market-timing described above.

         On September 15, 2004, the SEC announced that PAFM and certain of its affiliates had agreed to settle an enforcement action in connection with charges that they violated various antifraud and other provisions of federal securities laws as a result of, among other things, their failure to disclose to the board of trustees and shareholders of various open-end funds advised or distributed by
PAFM and its affiliates material facts and conflicts of interest that arose from their use of brokerage commissions on portfolio transactions to pay for so-called "shelf space" arrangements with certain broker-dealers. In their settlement with the SEC, PAFM and its affiliates consented to the entry of an order by the SEC without admitting or denying the findings contained in the order. In connection with the settlement, PAFM and its affiliates agreed to undertake certain compliance and disclosure reforms and consented to cease-and-desist orders and censures. In addition, PAFM and these affiliates agreed to pay a civil money penalty of $5 million and to pay disgorgement of approximately $6.6 million based upon the aggregate amount of brokerage commissions alleged to have been paid by such open-end funds in connection with these shelf-space arrangements (and related interest). In a related action, the
California Attorney General announced on September 15, 2004 that it had entered into an agreement with an affiliate of PAFM in resolution of an investigation into matters that are similar to those discussed in the SEC order. The settlement agreement resolves matters described in a complaint filed contemporaneously by the California Attorney General in the Superior Court of
the State of California alleging, among other things, that this affiliate violated certain antifraud provisions of California law by failing to disclose matters related to the shelf-space arrangements described above. In the settlement agreement, the affiliate did not admit to any liability but agreed to pay $5 million in civil penalties and $4 million in recognition of the
California Attorney General's fees and costs associated with the investigation and related matters. Neither the SEC order nor the California Attorney General's complaint alleges any inappropriate activity took place with respect to the
Fund.

         Since February 2004, PAFM and certain of their affiliates and employees have been named as defendants in a total of 14 lawsuits filed in one of the following: U.S. District Court in the Southern District of New York, the Central
District of California and the Districts of New Jersey and Connecticut. Ten of
those lawsuits concern "market timing," and they have been transferred to and consolidated for pre-trial proceedings in the U.S. District Court for the
District of Maryland; the remaining four of those lawsuits concern "revenue sharing" with brokers offering "shelf space" and have been consolidated into a single action in the U.S. District Court for the District of Connecticut. The
lawsuits have been commenced as putative class actions on behalf of investors who purchased, held or redeemed shares of affiliated funds during specified periods or as derivative actions on behalf of the funds. The lawsuits generally relate to the same facts that are the subject of the regulatory proceedings discussed above. The lawsuits seek, among other things, unspecified compensatory damages plus interest and, in some cases, punitive damages, the rescission of investment advisory contracts, the return of fees paid under those contracts and restitution. Fixed Income SHares (the "Trust") has been named in several of the lawsuits concerning market timing. PAFM believes that other similar lawsuits may be filed in federal or state courts naming as defendants PAFM, the Trust, other open- and closed-end funds advised or distributed by PAFM and/or its affiliates, the boards of trustees of those funds, and/or other affiliates and their employees.

         Under Section 9(a) of the 1940 Act, if any of the various regulatory proceedings or lawsuits were to result in a court injunction against PAFM, ADAM and/or their affiliates (including Dresdner Advisors LLC), they and their affiliates would, in the absence of exemptive relief granted by the SEC, be barred from serving as an investment adviser/sub-adviser or principal underwriter for any registered investment company, including the Fund. In connection with an inquiry from the SEC concerning the status of the New Jersey settlement described above under Section 9(a), PAFM, Dresdner Advisors and certain of their affiliates (together, the "Applicants") have sought exemptive relief from the SEC under Section 9(c) of the 1940 Act. The SEC has granted the
Applicants a temporary exemption from the provisions of Section 9(a) with respect to the New Jersey settlement until the earlier of (i) September 13, 2006 and (ii) the date on which the SEC takes final action on their application for a permanent order. There is no assurance that the SEC will issue a permanent order.

            In addition, it is possible that these matters and/or other developments resulting from these matters could lead to increased Portfolio redemptions or other adverse consequences to the Fund and its shareholders.
However, PAFM and Dresdner Advisors believe that these matters are not likely to have a material adverse effect on the Fund or on their ability to perform its respective investment advisory services relating to the Fund.

         The foregoing speaks only as of the date of this Supplement. While there may be additional litigation on regulatory developments in connection with the matters discussed above, the foregoing disclosure of litigation and regulatory matters will be updated if those developments are likely to have a material adverse effect of the Fund or the ability of PAFM or Dresdner Advisors to perform their respective contracts with respect to the Fund.